Goodwill and Intangible Assets - Amortizing and Indefinite-lived Intangible Assets (Details) - USD ($)			3 Months Ended				6 Months Ended		12 Months Ended
	Jan. 15, 2021	Sep. 30, 2019	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2019	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 11, 2021	Apr. 20, 2021	Mar. 31, 2021	Jan. 08, 2021	Dec. 26, 2019	Jul. 31, 2019	Jun. 30, 2019	Sep. 30, 2018	Sep. 04, 2018
Amortizing Intangible Assets
Gross Carrying Amount			$ 103,654,000	$ 98,775,000	$ 31,378,000		$ 103,654,000		$ 98,775,000	$ 31,378,000
Accumulated Amortization			(6,129,000)	(6,142,000)	(1,726,000)		(6,129,000)		(6,142,000)	(1,726,000)
Impairment Loss			(13,683,000)	(50,618,000)			(13,683,000)		(50,618,000)
Total			83,842,000	42,015,000	29,652,000		83,842,000		42,015,000	29,652,000
Total intangible assets
Gross Carrying Amount			104,185,000	99,306,000	31,431,000		104,185,000		99,306,000	31,431,000
Impairment Loss			(13,689,000)	(50,618,000)			(13,689,000)		(50,618,000)
Net Balance			84,367,000	$ 42,546,000	$ 29,705,000		84,367,000		42,546,000	29,705,000
Impairment loss of intangible assets			$ 572,000				$ 653,000		$ 71,070,000	$ 33,230,000	$ 73,669,000
Grapevine Logic, Inc. ("Grapevine")
Total intangible assets
Percentage of ownership interest								100.00%					100.00%					100.00%
DBOT
Total intangible assets
Percentage of ownership interest acquired		99.00%		37.00%		99.00%			37.00%								99.00%
Finite-lived intangible assets acquired		$ 8,300,000				$ 8,300,000
Impairment loss of intangible assets									$ 9,300,000
Tree Technologies
Total intangible assets
Percentage of ownership interest acquired				51.00%	51.00%				51.00%	51.00%	51.00%					51.00%
Fair value of previously held interest					$ 11,300,000				$ 11,300,000
Timios
Total intangible assets
Percentage of ownership interest acquired															100.00%
WAVE
Total intangible assets
Percentage of ownership interest acquired	100.00%													100.00%
Fair value of previously held interest	$ 28,616,000
Grapevine Logic, Inc. ("Grapevine")
Total intangible assets
Percentage of ownership interest acquired																		34.30%	65.70%	65.70%
Solectrac
Total intangible assets
Percentage of ownership interest acquired												78.60%
Percent of battery power			100.00%				100.00%	100.00%				100.00%
Timios Title plant
Indefinite lived intangible assets
Gross Carrying Amount			$ 500,000	$ 500,000			$ 500,000		500,000
Impairment Loss			0	0			0		0
Net Balance			500,000	500,000			500,000		500,000
Website name
Indefinite lived intangible assets
Gross Carrying Amount			25,000	25,000			25,000		25,000
Impairment Loss			0	0			0		0
Net Balance			25,000	25,000	25,000		25,000		25,000	$ 25,000
Title License
Indefinite lived intangible assets
Gross Carrying Amount			6,000	6,000			6,000		6,000
Impairment Loss			(6,000)	0			(6,000)		0
Net Balance			0	6,000			0		6,000
Patent
Indefinite lived intangible assets
Gross Carrying Amount			0	0			0		0
Impairment Loss			0	0			0		0
Net Balance			0	0	28,000		$ 0		$ 0	28,000
Continuing membership agreement
Amortizing Intangible Assets
Weighted Average Remaining Useful Life (in years)							17 years		17 years 6 months
Gross Carrying Amount			1,179,000	1,179,000	1,179,000		$ 1,179,000		$ 1,179,000	1,179,000
Accumulated Amortization			(665,000)	(649,000)	(619,000)		(665,000)		(649,000)	(619,000)
Impairment Loss			0	0			0		0
Total			514,000	530,000	560,000		514,000		$ 530,000	560,000
Total intangible assets
Fair value of previously held interest						600,000
Impairment loss of intangible assets						7,100,000
Continuing membership agreement | DBOT
Total intangible assets
Impairment loss of intangible assets		30,000				$ 30,000,000
Patents, trademarks and brands
Amortizing Intangible Assets
Weighted Average Remaining Useful Life (in years)								38 years 2 months 12 days	57 years
Gross Carrying Amount			22,509,000	39,820,000	110,000		22,509,000		$ 39,820,000	110,000
Accumulated Amortization			(1,050,000)	(2,715,000)	(17,000)		(1,050,000)		(2,715,000)	(17,000)
Impairment Loss			(1,132,000)	(30,492,000)			(1,132,000)		(30,492,000)
Total			20,327,000	6,613,000	93,000		$ 20,327,000		6,613,000	93,000
Customer relationships
Amortizing Intangible Assets
Weighted Average Remaining Useful Life (in years)							14 years 2 months 12 days
Gross Carrying Amount			13,558,000				$ 13,558,000
Accumulated Amortization			(339,000)				(339,000)
Impairment Loss			0	0			0		$ 0
Total			13,219,000				$ 13,219,000
Land use rights
Amortizing Intangible Assets
Weighted Average Remaining Useful Life (in years)							96 years 6 months		97 years
Gross Carrying Amount			25,672,000	27,102,000	28,162,000		$ 25,672,000		$ 27,102,000	28,162,000
Accumulated Amortization			(519,000)	(411,000)	(142,000)		(519,000)		(411,000)	(142,000)
Impairment Loss			0	0			0		0
Total			25,153,000	26,691,000	$ 28,020,000		$ 25,153,000		$ 26,691,000	28,020,000
Licenses
Amortizing Intangible Assets
Weighted Average Remaining Useful Life (in years)							13 years 6 months		14 years
Gross Carrying Amount			1,000,000	1,000,000			$ 1,000,000		$ 1,000,000
Accumulated Amortization			(99,000)	(65,000)			(99,000)		(65,000)
Impairment Loss			0	0			0		0
Total			901,000	935,000			$ 901,000		$ 935,000
Lender relationships
Amortizing Intangible Assets
Weighted Average Remaining Useful Life (in years)							5 years 6 months		6 years
Gross Carrying Amount			16,600,000	16,600,000			$ 16,600,000		$ 16,600,000
Accumulated Amortization			(1,836,000)	(1,638,000)			(1,836,000)		(1,638,000)
Impairment Loss			(12,551,000)	(12,550,000)			(12,551,000)		(12,550,000)
Total			2,213,000	2,412,000			$ 2,213,000		$ 2,412,000
Internally developed software
Amortizing Intangible Assets
Weighted Average Remaining Useful Life (in years)							2 years 1 month 6 days		2 years 7 months 6 days
Gross Carrying Amount			765,000	452,000			$ 765,000		$ 452,000
Accumulated Amortization			(149,000)	(76,000)			(149,000)		(76,000)
Impairment Loss			0	0			0		0
Total			616,000	376,000			$ 616,000		$ 376,000
Software
Amortizing Intangible Assets
Weighted Average Remaining Useful Life (in years)							11 years 8 months 12 days		13 years 8 months 12 days
Gross Carrying Amount			4,491,000	4,492,000			$ 4,491,000		$ 4,492,000
Accumulated Amortization			(736,000)	(178,000)			(736,000)		(178,000)
Impairment Loss			0	0			0		0
Total			3,755,000	4,314,000			$ 3,755,000		$ 4,314,000
Non-compete
Amortizing Intangible Assets
Weighted Average Remaining Useful Life (in years)							0 years		4 years 6 months
Gross Carrying Amount			0	520,000			$ 0		$ 520,000
Accumulated Amortization				(57,000)					(57,000)
Impairment Loss			0	(463,000)			0		(463,000)
Total			0	0			$ 0		$ 0
Technology
Amortizing Intangible Assets
Weighted Average Remaining Useful Life (in years)							7 years 8 months 12 days		21 years 10 months 24 days
Gross Carrying Amount			17,730,000	7,460,000			$ 17,730,000		$ 7,460,000
Accumulated Amortization			(692,000)	(347,000)			(692,000)		(347,000)
Impairment Loss			0	(7,113,000)			0		(7,113,000)
Total			17,038,000	0			$ 17,038,000		$ 0
Assembled workforce
Amortizing Intangible Assets
Weighted Average Remaining Useful Life (in years)							1 year 4 months 24 days		1 year 10 months 24 days
Gross Carrying Amount			150,000	150,000			$ 150,000		$ 150,000
Accumulated Amortization			(44,000)	(6,000)			(44,000)		(6,000)
Impairment Loss			0	0			0		0
Total			$ 106,000	144,000			$ 106,000		$ 144,000
Customer Lists
Total intangible assets
Fair value of previously held interest		600,000
Impairment loss of intangible assets		$ 7,100,000
Marketing and distribution agreement
Total intangible assets
Impairment loss of intangible assets				$ 12,500,000						$ 12,500,000